Calvert
US Large-Cap Value Responsible Index Fund
June 30, 2020
Schedule of Investments (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value
Aerospace & Defense — 0.2%
Curtiss-Wright Corp.	4,184	$ 373,547
Hexcel Corp.	12,103	547,298
		$ 920,845
Air Freight & Logistics — 1.4%
C.H. Robinson Worldwide, Inc.	10,911	$ 862,624
Expeditors International of Washington, Inc.	2,170	165,007
FedEx Corp.	20,207	2,833,425
United Parcel Service, Inc., Class B	40,367	4,488,003
		$8,349,059
Airlines — 0.7%
Alaska Air Group, Inc.	12,249	$444,149
Delta Air Lines, Inc.	60,104	1,685,917
JetBlue Airways Corp.(1)	27,046	294,802
Southwest Airlines Co.	55,579	1,899,690
		$4,324,558
Auto Components — 0.7%
Aptiv PLC	26,647	$2,076,334
Autoliv, Inc.	8,803	567,881
BorgWarner, Inc.	21,419	756,091
Gentex Corp.	8,391	216,236
Lear Corp.	6,035	657,936
		$4,274,478
Automobiles — 0.6%
Ford Motor Co.	394,411	$2,398,019
Harley-Davidson, Inc.	15,265	362,849
Thor Industries, Inc.	5,326	567,379
		$3,328,247
Banks — 10.9%
Bank of America Corp.	553,321	$13,141,374
Bank OZK	10,942	256,809
BOK Financial Corp.	2,813	158,766
Citigroup, Inc.	142,530	7,283,283
Citizens Financial Group, Inc.	40,890	1,032,064
Comerica, Inc.	12,442	474,040
Commerce Bancshares, Inc.	8,580	510,253
Community Bank System, Inc.	4,965	283,104
Cullen/Frost Bankers, Inc.	4,997	373,326
East West Bancorp, Inc.	12,708	460,538
Fifth Third Bancorp	67,408	1,299,626
Security	Shares	Value
Banks (continued)
First Citizens Bancshares, Inc., Class A	509	$ 206,155
First Financial Bankshares, Inc.	6,848	197,839
First Horizon National Corp.	27,691	275,802
First Republic Bank	9,644	1,022,168
Glacier Bancorp, Inc.	8,253	291,248
Huntington Bancshares, Inc.	90,617	818,725
JPMorgan Chase & Co.	190,429	17,911,752
KeyCorp	92,614	1,128,038
M&T Bank Corp.	12,152	1,263,443
People's United Financial, Inc.	38,129	441,152
Pinnacle Financial Partners, Inc.	6,534	274,363
PNC Financial Services Group, Inc. (The)	33,394	3,513,383
Popular, Inc.	7,596	282,343
Prosperity Bancshares, Inc.	7,999	474,981
Regions Financial Corp.	91,289	1,015,134
Signature Bank	4,983	532,782
SVB Financial Group(1)	2,364	509,513
Synovus Financial Corp.	14,374	295,098
TCF Financial Corp.	13,514	397,582
Truist Financial Corp.	105,314	3,954,541
U.S. Bancorp	115,729	4,261,142
United Bankshares, Inc.	11,396	315,213
Valley National Bancorp	35,278	275,874
Western Alliance Bancorp	8,451	320,039
Zions Bancorp NA	14,612	496,808
		$65,748,301
Beverages — 3.0%
Coca-Cola Co. (The)	211,863	$9,466,039
Keurig Dr Pepper, Inc.	41,344	1,174,169
PepsiCo, Inc.	54,907	7,262,000
		$17,902,208
Biotechnology — 4.3%
AbbVie, Inc.	46,753	$4,590,210
ACADIA Pharmaceuticals, Inc.(1)(2)	5,382	260,866
Agios Pharmaceuticals, Inc.(1)	6,434	344,090
Allakos, Inc.(1)(2)	3,169	227,724
Allogene Therapeutics, Inc.(1)(2)	6,558	280,814
Alnylam Pharmaceuticals, Inc.(1)(2)	4,982	737,884
Amgen, Inc.	16,293	3,842,867
Biogen, Inc.(1)	413	110,498
Biohaven Pharmaceutical Holding Co., Ltd.(1)	5,382	393,478
BioMarin Pharmaceutical, Inc.(1)	3,185	392,838
Blueprint Medicines Corp.(1)	6,749	526,422
Bridgebio Pharma, Inc.(1)(2)	9,265	302,132

Calvert
US Large-Cap Value Responsible Index Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
ChemoCentryx, Inc.(1)	5,577	$ 320,901
Deciphera Pharmaceuticals, Inc.(1)	2,638	157,541
Denali Therapeutics, Inc.(1)	9,157	221,416
FibroGen, Inc.(1)	7,334	297,247
Gilead Sciences, Inc.	76,791	5,908,300
Global Blood Therapeutics, Inc.(1)	7,793	491,972
Halozyme Therapeutics, Inc.(1)	12,731	341,318
Immunomedics, Inc.(1)(2)	27,326	968,433
Iovance Biotherapeutics, Inc.(1)	14,741	404,640
Mirati Therapeutics, Inc.(1)	4,633	528,950
Moderna, Inc.(1)(2)	31,828	2,043,676
Momenta Pharmaceuticals, Inc.(1)	14,798	492,329
Natera, Inc.(1)	9,003	448,890
Sarepta Therapeutics, Inc.(1)	79	12,667
United Therapeutics Corp.(1)	5,378	650,738
Vir Biotechnology, Inc.(1)	4,818	197,393
		$25,496,234
Building Products — 0.5%
Advanced Drainage Systems, Inc.	2,437	$120,388
Fortune Brands Home & Security, Inc.	7,979	510,097
Masco Corp.	2,566	128,839
Trane Technologies PLC	23,356	2,078,217
UFP Industries, Inc.	4,726	233,984
		$3,071,525
Capital Markets — 6.3%
Affiliated Managers Group, Inc.	4,085	$304,578
Ameriprise Financial, Inc.	11,550	1,732,962
Bank of New York Mellon Corp. (The)	77,622	3,000,090
BlackRock, Inc.	8,562	4,658,499
Charles Schwab Corp. (The)	90,665	3,059,037
CME Group, Inc.	16,068	2,611,693
E*Trade Financial Corp.	16,116	801,449
Franklin Resources, Inc.	24,459	512,905
Goldman Sachs Group, Inc. (The)	24,425	4,826,868
Houlihan Lokey, Inc.	1,654	92,028
Interactive Brokers Group, Inc., Class A	4,195	175,225
Intercontinental Exchange, Inc.	24,896	2,280,474
Invesco, Ltd.	34,376	369,886
KKR & Co., Inc.	50,406	1,556,537
Lazard, Ltd., Class A	9,135	261,535
Legg Mason, Inc.	7,907	393,373
LPL Financial Holdings, Inc.	4,274	335,082
Morgan Stanley	92,963	4,490,113
Northern Trust Corp.	19,329	1,533,563
Security	Shares	Value
Capital Markets (continued)
Raymond James Financial, Inc.	10,954	$ 753,964
State Street Corp.	32,992	2,096,642
Stifel Financial Corp.	5,988	284,011
T. Rowe Price Group, Inc.	3,447	425,704
TD Ameritrade Holding Corp.	23,385	850,746
Virtu Financial, Inc., Class A	7,697	181,649
		$ 37,588,613
Chemicals — 2.2%
Air Products & Chemicals, Inc.	11,183	$2,700,247
Ashland Global Holdings, Inc.	8,578	592,740
Axalta Coating Systems, Ltd.(1)	13,201	297,683
Celanese Corp.	11,738	1,013,459
Eastman Chemical Co.	19,482	1,356,726
Ecolab, Inc.	8,874	1,765,482
International Flavors & Fragrances, Inc.	10,872	1,331,385
LyondellBasell Industries NV, Class A	29,747	1,954,973
Mosaic Co. (The)	16,188	202,512
PPG Industries, Inc.	16,700	1,771,202
Quaker Chemical Corp.(2)	286	53,096
WR Grace & Co.	4,564	231,897
		$13,271,402
Commercial Services & Supplies — 0.7%
ADT, Inc.	545	$4,349
Cintas Corp.	63	16,781
MSA Safety, Inc.	1,141	130,576
Republic Services, Inc.	19,108	1,567,811
Tetra Tech, Inc.	3,615	286,019
UniFirst Corp.	851	152,286
Waste Management, Inc.	21,514	2,278,548
		$4,436,370
Communications Equipment — 1.4%
Cisco Systems, Inc.	157,907	$7,364,783
Juniper Networks, Inc.	27,485	628,307
Motorola Solutions, Inc.	2,709	379,612
		$8,372,702
Construction & Engineering — 0.5%
AECOM(1)	29,197	$1,097,223
EMCOR Group, Inc.	9,326	616,821
MasTec, Inc.(1)	9,679	434,297
Quanta Services, Inc.	25,169	987,380
		$3,135,721

Calvert
US Large-Cap Value Responsible Index Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Construction Materials — 0.5%
Martin Marietta Materials, Inc.	7,281	$ 1,504,036
Vulcan Materials Co.	12,103	1,402,133
		$ 2,906,169
Consumer Finance — 1.8%
Ally Financial, Inc.	33,585	$ 665,990
American Express Co.	44,063	4,194,798
Capital One Financial Corp.	40,684	2,546,412
Credit Acceptance Corp.(1)	239	100,143
Discover Financial Services	28,958	1,450,506
FirstCash, Inc.	2,224	150,075
OneMain Holdings, Inc.	7,768	190,627
SLM Corp.	41,759	293,566
Synchrony Financial	55,423	1,228,174
		$10,820,291
Containers & Packaging — 1.1%
AptarGroup, Inc.	3,730	$417,685
Avery Dennison Corp.	10,221	1,166,114
Ball Corp.	5,543	385,183
Berry Global Group, Inc.(1)	14,561	645,343
Crown Holdings, Inc.(1)	11,681	760,784
Packaging Corp. of America	13,441	1,341,412
Silgan Holdings, Inc.	8,708	282,052
Sonoco Products Co.	14,130	738,858
WestRock Co.	38,551	1,089,451
		$6,826,882
Distributors — 0.3%
Genuine Parts Co.	12,120	$1,053,955
LKQ Corp.(1)	24,548	643,158
		$1,697,113
Diversified Consumer Services — 0.3%
Bright Horizons Family Solutions, Inc.(1)	1,311	$153,649
Chegg, Inc.(1)(2)	118	7,937
Grand Canyon Education, Inc.(1)	1,017	92,069
H&R Block, Inc.	10,459	149,355
Service Corp. International	15,123	588,134
ServiceMaster Global Holdings, Inc.(1)	10,967	391,412
Strategic Education, Inc.	913	140,282
		$1,522,838
Diversified Financial Services — 0.3%
Cannae Holdings, Inc.(1)	6,662	$273,808
Equitable Holdings, Inc.	36,987	713,479
Security	Shares	Value
Diversified Financial Services (continued)
Jefferies Financial Group, Inc.	25,251	$ 392,653
Voya Financial, Inc.	11,325	528,312
		$ 1,908,252
Diversified Telecommunication Services — 5.0%
AT&T, Inc.	454,917	$ 13,752,141
CenturyLink, Inc.	97,706	979,991
Cogent Communications Holdings, Inc.	1,417	109,619
GCI Liberty, Inc., Class A(1)	8,176	581,477
Verizon Communications, Inc.	263,091	14,504,207
		$29,927,435
Electric Utilities — 2.3%
Alliant Energy Corp.	33,655	$1,610,055
Avangrid, Inc.	9,731	408,507
Eversource Energy	28,676	2,387,851
Hawaiian Electric Industries, Inc.	18,548	668,841
NextEra Energy, Inc.	21,123	5,073,111
Portland General Electric Co.	15,471	646,842
Xcel Energy, Inc.	44,268	2,766,750
		$13,561,957
Electrical Equipment — 1.6%
Acuity Brands, Inc.	5,572	$533,463
AMETEK, Inc.	8,135	727,025
Eaton Corp. PLC	34,717	3,037,043
Emerson Electric Co.	42,104	2,611,711
Hubbell, Inc.	6,292	788,765
nVent Electric PLC	21,988	411,835
Regal Beloit Corp.	5,929	517,720
Rockwell Automation, Inc.	3,444	733,572
Sensata Technologies Holding PLC(1)	10,858	404,244
		$9,765,378
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	10,277	$984,639
Arrow Electronics, Inc.(1)	6,799	467,023
Avnet, Inc.	7,890	220,013
CDW Corp.	3,318	385,485
Dolby Laboratories, Inc., Class A	2,687	176,993
IPG Photonics Corp.(1)	386	61,911
Jabil, Inc.	8,776	281,534
National Instruments Corp.	7,796	301,783
SYNNEX Corp.	3,343	400,391
Tech Data Corp.(1)	3,038	440,510

Calvert
US Large-Cap Value Responsible Index Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Trimble, Inc.(1)	6,376	$ 275,380
		$ 3,995,662
Entertainment — 1.5%
Activision Blizzard, Inc.	18,132	$ 1,376,219
Liberty Formula One Group, Series C(1)	3,707	117,549
Live Nation Entertainment, Inc.(1)	3,518	155,953
Madison Square Garden Sports Corp., Class A(1)	168	24,677
Walt Disney Co. (The)	65,853	7,343,268
		$9,017,666
Food & Staples Retailing — 3.6%
BJ's Wholesale Club Holdings, Inc.(1)	9,018	$336,101
Casey's General Stores, Inc.	3,144	470,091
Costco Wholesale Corp.	13,523	4,100,309
Kroger Co. (The)	74,946	2,536,922
Performance Food Group Co.(1)	15,061	438,878
Sprouts Farmers Market, Inc.(1)	8,109	207,509
Sysco Corp.	47,043	2,571,370
US Foods Holding Corp.(1)	26,257	517,788
Walmart, Inc.	86,366	10,344,919
		$21,523,887
Food Products — 3.4%
BellRing Brands, Inc., Class A(1)	1,373	$27,378
Beyond Meat, Inc.(1)	5,484	734,746
Bunge, Ltd.	11,434	470,280
Campbell Soup Co.	13,350	662,560
Conagra Brands, Inc.	54,474	1,915,851
Darling Ingredients, Inc.(1)	18,719	460,862
Flowers Foods, Inc.	11,274	252,087
General Mills, Inc.	47,903	2,953,220
Hain Celestial Group, Inc. (The)(1)	8,356	263,297
Hershey Co. (The)	4,429	574,087
Hormel Foods Corp.(2)	18,690	902,166
Ingredion, Inc.	7,776	645,408
JM Smucker Co. (The)	11,897	1,258,822
Kellogg Co.	23,014	1,520,305
Kraft Heinz Co. (The)	67,494	2,152,384
Lamb Weston Holdings, Inc.	3,535	225,992
Lancaster Colony Corp.	302	46,807
McCormick & Co., Inc.	5,946	1,066,772
Mondelez International, Inc., Class A	76,462	3,909,502
Post Holdings, Inc.(1)	3,253	285,028
TreeHouse Foods, Inc.(1)	5,732	251,062
		$20,578,616
Security	Shares	Value
Gas Utilities — 0.6%
New Jersey Resources Corp.	16,499	$ 538,692
ONE Gas, Inc.	7,209	555,453
Southwest Gas Holdings, Inc.	9,478	654,456
Spire, Inc.	8,646	568,129
UGI Corp.	37,951	1,206,842
		$ 3,523,572
Health Care Equipment & Supplies — 1.7%
Abbott Laboratories	20,257	$ 1,852,098
Baxter International, Inc.	9,021	776,708
Danaher Corp.	18,314	3,238,465
Edwards Lifesciences Corp.(1)	12,329	852,057
Envista Holdings Corp.	20,094	423,782
Hill-Rom Holdings, Inc.	396	43,473
Hologic, Inc.(1)	20,941	1,193,637
iRhythm Technologies, Inc.(1)	1,053	122,032
Nevro Corp.(1)	4,129	493,292
NuVasive, Inc.(1)	1,740	96,848
STERIS PLC	214	32,836
Tandem Diabetes Care, Inc.(1)	7,423	734,283
Teleflex, Inc.	111	40,402
		$9,899,913
Health Care Providers & Services — 3.7%
Anthem, Inc.	16,784	$4,413,856
Centene Corp.(1)	40,695	2,586,167
CVS Health Corp.	91,953	5,974,186
DaVita, Inc.(1)	11,021	872,202
Encompass Health Corp.	7,832	485,036
Guardant Health, Inc.(1)	4,643	376,687
HCA Healthcare, Inc.	22,028	2,138,038
Henry Schein, Inc.(1)	18,862	1,101,352
Humana, Inc.	5,725	2,219,869
LHC Group, Inc.(1)	405	70,600
Molina Healthcare, Inc.(1)	3,209	571,138
Quest Diagnostics, Inc.	14,362	1,636,693
		$22,445,824
Health Care Technology — 0.0%(3)
Livongo Health, Inc.(1)	1,679	$126,244
Omnicell, Inc.(1)	457	32,273
		$158,517
Hotels, Restaurants & Leisure — 1.1%
Aramark	25,168	$568,042
Choice Hotels International, Inc.	277	21,855

Calvert
US Large-Cap Value Responsible Index Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Darden Restaurants, Inc.	15,880	$ 1,203,228
Dunkin' Brands Group, Inc.	625	40,769
Hyatt Hotels Corp., Class A	2,373	119,338
Marriott International, Inc., Class A	18,187	1,559,172
Royal Caribbean Cruises, Ltd.	17,218	866,065
Texas Roadhouse, Inc.	5,574	293,025
Vail Resorts, Inc.	2,090	380,693
Wendy's Co. (The)	6,436	140,176
Wyndham Destinations, Inc.	8,165	230,090
Wyndham Hotels & Resorts, Inc.	5,418	230,915
Yum! Brands, Inc.	7,667	666,339
		$6,319,707
Household Durables — 0.5%
Helen of Troy, Ltd.(1)	204	$38,466
KB Home	15,367	471,459
Leggett & Platt, Inc.	10,571	371,571
Mohawk Industries, Inc.(1)	5,013	510,123
Newell Brands, Inc.	28,075	445,831
Tempur Sealy International, Inc.(1)	2,764	198,870
TopBuild Corp.(1)	95	10,808
Whirlpool Corp.	4,937	639,490
		$2,686,618
Household Products — 0.9%
Church & Dwight Co., Inc.	3,400	$262,820
Clorox Co. (The)	2,328	510,693
Colgate-Palmolive Co.	9,750	714,285
Energizer Holdings, Inc.	860	40,842
Kimberly-Clark Corp.	15,300	2,162,655
Procter & Gamble Co. (The)	14,777	1,766,886
		$5,458,181
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp. (The)	94,850	$1,374,376
Clearway Energy, Inc., Class C	16,613	383,096
Ormat Technologies, Inc.	4,740	300,943
TerraForm Power, Inc., Class A	17,925	330,537
		$2,388,952
Industrial Conglomerates — 1.0%
3M Co.	31,977	$4,988,092
Carlisle Cos., Inc.	6,246	747,459
Roper Technologies, Inc.	1,025	397,967
		$6,133,518
Security	Shares	Value
Insurance — 5.0%
Aflac, Inc.	60,774	$ 2,189,687
Allstate Corp. (The)	28,240	2,738,998
American Financial Group, Inc.	7,057	447,837
American International Group, Inc.	81,003	2,525,674
Arch Capital Group, Ltd.(1)	36,542	1,046,928
Assurant, Inc.	5,347	552,292
Axis Capital Holdings, Ltd.	7,393	299,860
Brighthouse Financial, Inc.(1)	9,571	266,265
Brown & Brown, Inc.	6,516	265,592
Everest Re Group, Ltd.	3,555	733,041
First American Financial Corp.	9,774	469,348
Globe Life, Inc.	9,417	699,024
Hanover Insurance Group, Inc. (The)	3,409	345,434
Hartford Financial Services Group, Inc. (The)	33,906	1,307,076
Kemper Corp.	5,383	390,375
Lincoln National Corp.	16,327	600,670
Marsh & McLennan Cos., Inc.	7,569	812,684
MetLife, Inc.	72,299	2,640,360
Primerica, Inc.	2,470	288,002
Principal Financial Group, Inc.	26,195	1,088,140
Progressive Corp. (The)	29,672	2,377,024
Prudential Financial, Inc.	37,122	2,260,730
Reinsurance Group of America, Inc.	5,526	433,459
RenaissanceRe Holdings, Ltd.	1,175	200,960
RLI Corp.	1,133	93,019
Selective Insurance Group, Inc.	5,235	276,094
Travelers Cos., Inc. (The)	23,747	2,708,345
Unum Group	18,297	303,547
White Mountains Insurance Group, Ltd.	246	218,441
Willis Towers Watson PLC	6,541	1,288,250
		$29,867,156
Interactive Media & Services — 0.1%
ANGI Homeservices, Inc., Class A(1)	5,173	$62,852
Twitter, Inc.(1)	26,035	775,583
		$838,435
Internet & Direct Marketing Retail — 0.8%
Chewy, Inc., Class A(1)(2)	4,999	$223,405
eBay, Inc.	63,032	3,306,028
Qurate Retail, Inc., Series A(1)	9,590	91,105
Wayfair, Inc., Class A(1)(2)	4,427	874,820
		$4,495,358
IT Services — 2.8%
Accenture PLC, Class A	3,210	$689,251

Calvert
US Large-Cap Value Responsible Index Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
IT Services (continued)
Amdocs, Ltd.	8,204	$ 499,459
Automatic Data Processing, Inc.	18,057	2,688,507
Booz Allen Hamilton Holding Corp., Class A	2,543	197,820
Broadridge Financial Solutions, Inc.	576	72,685
Cognizant Technology Solutions Corp., Class A	26,219	1,489,764
DXC Technology Co.	20,968	345,972
Genpact, Ltd.	4,277	156,196
GoDaddy, Inc., Class A(1)	4,411	323,459
International Business Machines Corp.	60,321	7,284,967
LiveRamp Holdings, Inc.(1)	5,430	230,612
ManTech International Corp. / VA, Class A	1,448	99,174
MAXIMUS, Inc.	1,438	101,307
Okta, Inc.(1)	4,238	848,575
Paychex, Inc.	12,402	939,451
Perspecta, Inc.	5,399	125,419
Science Applications International Corp.	3,339	259,373
Switch, Inc., Class A	2,845	50,698
Twilio, Inc., Class A(1)	2,597	569,834
		$16,972,523
Leisure Products — 0.3%
Hasbro, Inc.	10,137	$759,768
Mattel, Inc.(1)	20,046	193,845
Peloton Interactive, Inc., Class A(1)	15,956	921,778
		$1,875,391
Life Sciences Tools & Services — 0.2%
10X Genomics, Inc., Class A(1)	5,334	$476,379
Adaptive Biotechnologies Corp.(1)	8,441	408,376
Bruker Corp.	723	29,412
Syneos Health, Inc.(1)	2,844	165,663
		$1,079,830
Machinery — 5.5%
AGCO Corp.	8,985	$498,308
Allison Transmission Holdings, Inc.	6,078	223,549
Caterpillar, Inc.	39,940	5,052,410
CNH Industrial NV(1)	148,422	1,043,407
Colfax Corp.(1)	4,485	125,132
Crane Co.	4,680	278,273
Cummins, Inc.	13,843	2,398,438
Deere & Co.	20,999	3,299,993
Donaldson Co., Inc.	4,854	225,808
Dover Corp.	15,629	1,509,136
Flowserve Corp.	18,511	527,934
Fortive Corp.	9,277	627,682
Security	Shares	Value
Machinery (continued)
Gates Industrial Corp. PLC(1)	3,874	$ 39,825
IDEX Corp.	3,208	506,992
Illinois Tool Works, Inc.	13,450	2,351,733
ITT, Inc.	10,478	615,478
Lincoln Electric Holdings, Inc.	4,015	338,224
Middleby Corp.(1)	7,730	610,206
Nordson Corp.	1,790	339,581
Oshkosh Corp.	9,604	687,838
PACCAR, Inc.	32,590	2,439,361
Parker-Hannifin Corp.	10,175	1,864,772
Pentair PLC	25,181	956,626
RBC Bearings, Inc.(1)	974	130,555
Rexnord Corp.	10,807	315,024
Snap-on, Inc.	4,371	605,427
Stanley Black & Decker, Inc.	16,672	2,323,743
Timken Co. (The)	9,921	451,306
Watts Water Technologies, Inc., Class A	2,637	213,597
Westinghouse Air Brake Technologies Corp.	22,890	1,317,777
Woodward, Inc.	6,454	500,508
Xylem, Inc.	11,714	760,941
		$33,179,584
Media — 2.6%
Charter Communications, Inc., Class A(1)	775	$395,281
Comcast Corp., Class A	255,290	9,951,204
Discovery, Inc., Class A(1)(2)	45,908	968,659
DISH Network Corp., Class A(1)	20,784	717,256
Interpublic Group of Cos., Inc. (The)	38,191	655,357
Liberty Broadband Corp., Class C(1)	2,316	287,091
New York Times Co. (The), Class A(2)	3,459	145,382
Nexstar Media Group, Inc., Class A	2,167	181,356
Omnicom Group, Inc.	22,225	1,213,485
ViacomCBS, Inc., Class B	57,805	1,348,013
		$15,863,084
Metals & Mining — 0.6%
Nucor Corp.	39,765	$1,646,669
Reliance Steel & Aluminum Co.	11,584	1,099,669
Steel Dynamics, Inc.	36,901	962,747
		$3,709,085
Multiline Retail — 0.6%
Dollar General Corp.	2,251	$428,838
Kohl's Corp.	13,267	275,555
Target Corp.	26,320	3,156,558
		$3,860,951

Calvert
US Large-Cap Value Responsible Index Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Multi-Utilities — 1.7%
Ameren Corp.	27,071	$ 1,904,716
CenterPoint Energy, Inc.	57,566	1,074,757
CMS Energy Corp.	31,624	1,847,474
Consolidated Edison, Inc.	32,268	2,321,037
Sempra Energy	24,787	2,905,780
		$ 10,053,764
Personal Products — 0.0%(3)
Coty, Inc., Class A	23,120	$ 103,346
		$103,346
Pharmaceuticals — 3.1%
Axsome Therapeutics, Inc.(1)(2)	3,651	$300,404
Elanco Animal Health, Inc.(1)	28,760	616,902
Eli Lilly & Co.	4,281	702,855
Horizon Therapeutics PLC(1)	10,741	596,985
Merck & Co., Inc.	50,637	3,915,759
MyoKardia, Inc.(1)	6,325	611,122
Nektar Therapeutics(1)	16,506	382,279
Perrigo Co. PLC	8,461	467,639
Pfizer, Inc.	325,804	10,653,791
Reata Pharmaceuticals, Inc., Class A(1)	3,374	526,411
		$18,774,147
Professional Services — 0.2%
ASGN, Inc.(1)	2,531	$168,767
CoreLogic, Inc.(1)	329	22,115
FTI Consulting, Inc.(1)	144	16,495
ManpowerGroup, Inc.	5,679	390,431
Nielsen Holdings PLC	25,064	372,451
Robert Half International, Inc.	6,831	360,882
TriNet Group, Inc.(1)	1,620	98,723
		$1,429,864
Real Estate Management & Development — 0.5%
CBRE Group, Inc., Class A(1)	35,070	$1,585,865
Howard Hughes Corp. (The)(1)	5,289	274,764
Jones Lang LaSalle, Inc.	9,510	983,905
		$2,844,534
Road & Rail — 1.3%
AMERCO	885	$267,438
J.B. Hunt Transport Services, Inc.	2,106	253,436
Kansas City Southern	3,531	527,143
Knight-Swift Transportation Holdings, Inc.	4,646	193,785
Landstar System, Inc.	726	81,537
Security	Shares	Value
Road & Rail (continued)
Norfolk Southern Corp.	13,907	$ 2,441,652
Saia, Inc.(1)	343	38,135
Schneider National, Inc., Class B	3,466	85,506
Union Pacific Corp.	21,205	3,585,129
Werner Enterprises, Inc.	2,446	106,475
		$ 7,580,236
Semiconductors & Semiconductor Equipment — 2.2%
Analog Devices, Inc.	11,063	$ 1,356,766
Applied Materials, Inc.	6,146	371,526
Brooks Automation, Inc.	488	21,589
Cirrus Logic, Inc.(1)	1,904	117,629
Cree, Inc.(1)	8,020	474,704
Inphi Corp.(1)	1,714	201,395
Intel Corp.	120,848	7,230,336
Marvell Technology Group, Ltd.	11,093	388,921
Maxim Integrated Products, Inc.	12,472	755,928
MKS Instruments, Inc.	2,012	227,839
Qorvo, Inc.(1)	266	29,401
Skyworks Solutions, Inc.	1,120	143,203
Texas Instruments, Inc.	16,897	2,145,412
		$13,464,649
Software — 1.6%
ACI Worldwide, Inc.(1)	1,050	$28,340
Altair Engineering, Inc., Class A(1)	2,311	91,862
Anaplan, Inc.(1)	7,222	327,229
Appian Corp.(1)(2)	2,904	148,830
Avalara, Inc.(1)	5,529	735,855
Box, Inc., Class A(1)	10,753	223,232
Ceridian HCM Holding, Inc.(1)	2,660	210,858
Citrix Systems, Inc.	86	12,720
Cloudera, Inc.(1)(2)	20,634	262,464
Coupa Software, Inc.(1)(2)	721	199,746
CrowdStrike Holdings, Inc., Class A(1)	1,742	174,705
Dropbox, Inc., Class A(1)	19,113	416,090
Dynatrace, Inc.(1)	11,853	481,232
Elastic NV(1)	4,715	434,770
Envestnet, Inc.(1)	944	69,422
Everbridge, Inc.(1)(2)	68	9,408
FireEye, Inc.(1)	7,799	94,953
j2 Global, Inc.	230	14,538
Medallia, Inc.(1)	5,996	151,339
NortonLifeLock, Inc.	52,085	1,032,846
Nuance Communications, Inc.(1)	9,576	242,321
Nutanix, Inc., Class A(1)	14,875	352,612

Calvert
US Large-Cap Value Responsible Index Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
Oracle Corp.	56,763	$ 3,137,291
Pegasystems, Inc.	1,518	153,576
Pluralsight, Inc., Class A(1)	7,700	138,985
SVMK, Inc.(1)	7,246	170,571
		$ 9,315,795
Specialty Retail — 1.4%
Advance Auto Parts, Inc.	4,208	$ 599,430
AutoNation, Inc.(1)	4,548	170,914
Best Buy Co., Inc.	19,505	1,702,201
CarMax, Inc.(1)	11,753	1,052,481
Dick's Sporting Goods, Inc.	5,569	229,777
Foot Locker, Inc.	7,904	230,481
Gap, Inc. (The)	1,648	20,798
L Brands, Inc.	7,651	114,536
Lithia Motors, Inc., Class A	1,779	269,216
Lowe's Cos., Inc.	21,728	2,935,887
Penske Automotive Group, Inc.	3,168	122,633
Tiffany & Co.	5,497	670,304
Tractor Supply Co.	261	34,397
Williams-Sonoma, Inc.(2)	3,914	320,987
		$8,474,042
Technology Hardware, Storage & Peripherals — 1.3%
Dell Technologies, Inc., Class C(1)	21,772	$1,196,154
Hewlett Packard Enterprise Co.	113,938	1,108,617
HP, Inc.	125,306	2,184,083
NetApp, Inc.	18,549	823,019
Pure Storage, Inc., Class A(1)	1,758	30,466
Seagate Technology PLC	22,724	1,100,069
Western Digital Corp.	25,952	1,145,781
Xerox Holdings Corp.(1)	17,005	260,006
		$7,848,195
Textiles, Apparel & Luxury Goods — 0.5%
Carter's, Inc.(2)	1,981	$159,867
Columbia Sportswear Co.	1,350	108,783
Hanesbrands, Inc.(2)	30,286	341,929
Levi Strauss & Co., Class A	4,672	62,605
PVH Corp.	5,943	285,561
Ralph Lauren Corp., Class A	3,859	279,854
Skechers USA, Inc., Class A(1)	7,163	224,775
VF Corp.	28,849	1,758,058
		$3,221,432
Security	Shares	Value
Thrifts & Mortgage Finance — 0.2%
Essent Group, Ltd.	9,717	$ 352,436
MGIC Investment Corp.	30,099	246,511
New York Community Bancorp, Inc.	40,665	414,783
Radian Group, Inc.	17,556	272,293
TFS Financial Corp.	4,479	64,094
		$ 1,350,117
Trading Companies & Distributors — 0.5%
Air Lease Corp.	15,132	$ 443,216
HD Supply Holdings, Inc.(1)	20,460	708,939
MSC Industrial Direct Co., Inc., Class A	6,293	458,194
SiteOne Landscape Supply, Inc.(1)	641	73,055
United Rentals, Inc.(1)	7,232	1,077,857
W.W. Grainger, Inc.	1,295	406,837
		$3,168,098
Water Utilities — 0.5%
American States Water Co.	3,045	$239,429
American Water Works Co., Inc.	13,435	1,728,547
Essential Utilities, Inc.	30,442	1,285,870
		$3,253,846
Wireless Telecommunication Services — 0.4%
T-Mobile US, Inc.(1)	22,730	$2,367,329
United States Cellular Corp.(1)	1,196	36,921
		$2,404,250
Total Common Stocks (identified cost $601,487,278)		$598,314,923

Preferred Stocks — 0.0%(3)

Security	Shares	Value
Trading Companies & Distributors — 0.0%(3)
WESCO International, Inc., Series A, 10.625%	1,566	$ 41,530
Total Preferred Stocks (identified cost $39,150)		$ 41,530

Rights — 0.0%(3)

Security	Shares	Value
Wireless Telecommunication Services — 0.0%(3)
T-Mobile US, Inc., Exp. 7/27/20(1)	21,601	$ 3,629
Total Rights (identified cost $7,992)		$ 3,629

Calvert
US Large-Cap Value Responsible Index Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 0.2%
Other — 0.0%(3)
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.13%(4)	94,198	$ 94,198
Total Other (identified cost $94,198)		$ 94,198
Securities Lending Collateral — 0.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(5)	1,189,800	$ 1,189,800
Total Securities Lending Collateral (identified cost $1,189,800)		$ 1,189,800
Total Short-Term Investments (identified cost $1,283,998)		$ 1,283,998
Total Investments — 99.8% (identified cost $602,818,418)		$599,644,080
Other Assets, Less Liabilities — 0.2%		$ 1,201,801
Net Assets — 100.0%		$600,845,881

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2020. The aggregate market value of securities on loan at June 30, 2020 was $8,249,438 and the total market value of the collateral received by the Fund was $8,315,031, comprised of cash of $1,189,800 and U.S. government and/or agencies securities of $7,125,231.
(3)	Amount is less than 0.05%.
(4)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2020.
(5)	Represents investment of cash collateral received in connection with securities lending.

Calvert
US Large-Cap Value Responsible Index Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

At June 30, 2020, the value of the Fund’s investment in affiliated funds was $94,198, which represents less than 0.05% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended June 30, 2020 were as follows:
Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$ —	$14,528,064	$(14,433,866)	$ —	$ —	$94,198	$197	94,198
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund’s holdings as of June 30, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$598,314,923(1)	$ —	$ —	$598,314,923
Preferred Stocks	41,530	—	—	41,530
Rights	3,629	—	—	3,629
Short-Term Investments:
Other	—	94,198	—	94,198
Securities Lending Collateral	1,189,800	—	—	1,189,800
Total Investments	$599,549,882	$ 94,198	$ —	$599,644,080

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.